Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 4,771,608	$ 5,121,391
Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	169,487	108,651
30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	24,509	31,887
60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,300	4,333
90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	126,678	72,431
Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,602,121	5,012,740
Commercial loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	671,844	723,463
Commercial loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,479	18,511
Commercial loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	5
Commercial loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,479	18,506
Commercial loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	653,365	704,952
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	118,794	124,551
Commercial loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	87	45
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	87	45
Commercial loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	118,707	124,506
Commercial loans | Government
Financing Receivable, Past Due [Line Items]
Total amortized cost	274,854	281,518
Commercial loans | Government | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	274,854	281,518
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total amortized cost	278,196	317,394
Commercial loans | Commercial and industrial | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,392	18,466
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	5
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Commercial and industrial | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,392	18,461
Commercial loans | Commercial and industrial | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	259,804	298,928
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	607,716	627,331
Commercial real estate loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,488	3,544
Commercial real estate loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	363
Commercial real estate loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	355	0
Commercial real estate loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,133	3,181
Commercial real estate loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	604,228	623,787
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total amortized cost	596,735	619,857
Commercial real estate loans | Commercial mortgage | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,488	3,544
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	363
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	355	0
Commercial real estate loans | Commercial mortgage | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,133	3,181
Commercial real estate loans | Commercial mortgage | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	593,247	616,313
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total amortized cost	10,981	7,474
Commercial real estate loans | Construction | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	10,981	7,474
Consumer loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	191,733	200,468
Consumer loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,254	2,216
Consumer loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,026	706
Consumer loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	386	252
Consumer loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,842	1,258
Consumer loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	187,479	198,252
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	42,715	44,420
Consumer loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	42	6
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	42	6
Consumer loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	42,673	44,414
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,962	20,834
Consumer loans | Automobile financing | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	278	269
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	124	104
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	42	5
Consumer loans | Automobile financing | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	112	160
Consumer loans | Automobile financing | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,684	20,565
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total amortized cost	85,634	77,714
Consumer loans | Credit card | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,549	949
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	902	423
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	255	231
Consumer loans | Credit card | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	392	295
Consumer loans | Credit card | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	84,085	76,765
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total amortized cost	44,422	57,500
Consumer loans | Other consumer | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,385	992
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	179
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	89	16
Consumer loans | Other consumer | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,296	797
Consumer loans | Other consumer | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	42,037	56,508
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,300,315	3,570,129
Residential mortgage loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	143,266	84,380
Residential mortgage loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	23,483	30,813
Residential mortgage loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,559	4,081
Residential mortgage loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	102,224	49,486
Residential mortgage loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 3,157,049	$ 3,485,749